Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Materials and supplies	$ 0	$ 1,872
Prepaid expenses and other current assets	5,368	2,663
Total prepaid expenses and other current assets	$ 5,368	$ 4,535